Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounts Payable
Accounts payable	$ 43,725	$ 42,521
Third parties
Accounts Payable
Accounts payable	43,078	$ 42,521
Related parties
Accounts Payable
Accounts payable	$ 647